Revenue - Schedule of Income by Geographic (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Israel [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	17.00%	61.00%	66.00%
U.S. & Canada [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	72.00%	34.00%	17.00%
Rest of world [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	11.00%	5.00%	17.00%